CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
CAPITAL MANAGEMENT
Total shareholders' equity attributable to Cordova shareholders	$ 5,861,494	$ 6,492,208